VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Core Equity Fund

Venerable US Large Cap Strategic Equity Fund

Venerable US Small Cap Fund

Venerable Real Estate Fund

Venerable International Equity Fund

Venerable Emerging Markets Equity Fund

Venerable World Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Inflation Focused Fund

Venerable Large Cap Index Fund

Venerable Mid Cap Index Fund

Venerable Small Cap Index Fund

Venerable International Index Fund

Venerable Bond Index Fund

Venerable Intermediate Corporate Bond Index Fund

Venerable Conservative Allocation Fund

Venerable Conservative Appreciation Allocation Fund

Venerable World Conservative Allocation Fund

Venerable Moderate Allocation Fund

Venerable Moderate Appreciation Allocation Fund

Venerable World Moderate Allocation Fund

Venerable Appreciation Allocation Fund

Venerable World Appreciation Allocation Fund

SUPPLEMENT DATED MAY 8, 2026, TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2026

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated April 29, 2026, of the funds listed above (the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Summary Prospectuses, Prospectus, and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective immediately, Timothy W. Brown no longer serves as an Interested Trustee of the Board of Trustees of the Trust. All references to Timothy W. Brown in the Funds’ SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE